UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
					[ x] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management,LLC
Address:	366 Madison Avenue
		10th Floor
		New York, NY 10017

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, October 16, 2007
Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  63

Form 13F Information Table Value Total:  $127555
List of Other Included Managers:	None

No.13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa Inc.                     COM              013817101     2656    67900 SH       SOLE                    19850             48050
Amdocs Ltd.                    COM              G02602103     3118    83830 SH       SOLE                    24390             59440
American Eagle Outfitters      COM              02553E106      785    29850 SH       SOLE                     8150             21700
Amphenol Corporation           COM              032095101     1837    46200 SH       SOLE                    10400             35800
Anadarko Petroleum             COM              032511107     1316    24480 SH       SOLE                     7260             17220
Apache Corporation             COM              037411105     1576    17500 SH       SOLE                     5050             12450
Applied Materials              COM              038222105     2201   106350 SH       SOLE                    31000             75350
Arch Coal                      COM              039380100     2548    75510 SH       SOLE                    10710             64800
Archer-Daniels-Midl            COM              039483102     1495    45180 SH       SOLE                     6410             38770
Black & Decker                 COM              091797100     1224    14690 SH       SOLE                     4540             10150
Canadian Natl. Railway         COM              136375102     3193    56010 SH       SOLE                    16330             39680
Chico's                        COM              168615102      690    49100 SH       SOLE                     7000             42100
Cisco Systems                  COM              17275R102     1305    39380 SH       SOLE                     8780             30600
Citigroup Inc.                 COM              172967101     1736    37200 SH       SOLE                    12220             24980
Computer Sciences Corp.        COM              205363104     2567    45920 SH       SOLE                    14140             31780
ConocoPhillilps                COM              20825C104     1853    21112 SH       SOLE                     6347             14765
Constellation Brands           COM              21036P108     2025    83650 SH       SOLE                    23550             60100
Coventry Health Care Inc.      COM              222862104     2037    32750 SH       SOLE                     9550             23200
Deutsche Bank AG               COM              D18190898     1380    10750 SH       SOLE                     3150              7600
Devon Energy                   COM              25179m103     2561    30781 SH       SOLE                    10805             19976
Dover Corp.                    COM              260003108     1935    37980 SH       SOLE                    12070             25910
Duke Energy                    COM              26441C105      741    39650 SH       SOLE                    11550             28100
E'Trade Financial Corp.        COM              269246104     2023   155000 SH       SOLE                    37650            117350
Enel SpA                       COM              29265W108     1494    26500 SH       SOLE                     7650             18850
Ensco                          COM              26874Q100     2993    53350 SH       SOLE                    15550             37800
Express Scripts                COM              302182100     2183    39100 SH       SOLE                    11500             27600
Freeport-Mcmoran Cop&g Cl B    COM              35671D857     5072    48360 SH       SOLE                    14110             34250
Goldman Sachs Group            COM              38141G104      847     3910 SH       SOLE                     1160              2750
Harley Davidson                COM              412822108     1091    23620 SH       SOLE                     6420             17200
Hewlett-Packard                COM              428236103     4403    88440 SH       SOLE                    25770             62670
Home Depot                     COM              437076102     2036    62770 SH       SOLE                    17200             45570
JPMorgan Chase & Co.           COM              46625H100     3046    66480 SH       SOLE                    20340             46140
Johnson & Johnson              COM              478160104     1476    22460 SH       SOLE                     6860             15600
Joy Global                     COM              481165108     4017    78980 SH       SOLE                    22970             56010
Kohls Corp.                    COM              500255104     1852    32300 SH       SOLE                     8050             24250
Laboratory Corp. new           COM              50540R409     2582    33000 SH       SOLE                     9600             23400
Leggett & Platt Inc.           COM              524660107     1257    65615 SH       SOLE                    20530             45085
Lehman Brothers Holdings       COM              524908100     1132    18330 SH       SOLE                     5330             13000
Lowes                          COM              548661107     1744    62250 SH       SOLE                    18250             44000
McKesson Corp.                 COM              58155Q103     1356    23070 SH       SOLE                     6270             16800
Metlife Inc.                   COM              59156R108     2460    35280 SH       SOLE                    10280             25000
Molex Inc.                     COM              608554101     1592    59100 SH       SOLE                    17300             41800
Monster Worldwide              COM              611742107     1216    35700 SH       SOLE                     9750             25950
Nabors Industries              COM              G6359F103     2021    65670 SH       SOLE                    20730             44940
New York Community Bancorp     COM              649445103      639    33550 SH       SOLE                    33550
Noble Energy, Inc.             COM              655044105     2067    29510 SH       SOLE                     4350             25160
Norfolk Southern               COM              655844108     1664    32050 SH       SOLE                     9350             22700
Oneok Inc. New                 COM              682680103     1825    38500 SH       SOLE                     5450             33050
Praxair Inc.                   COM              74005P104     5440    64950 SH       SOLE                    22350             42600
Progressive Corporation        COM              743315103     1280    65940 SH       SOLE                    23440             42500
Prudential                     COM              744320102     4458    45690 SH       SOLE                     8320             37370
Qualcomm Inc.                  COM              747525103     1209    28617 SH       SOLE                     4067             24550
Stryker Corporation            COM              863667101     1386    20150 SH       SOLE                     5450             14700
TEVA Pharmaceuticals Ltd.      COM              881624209     2770    62280 SH       SOLE                    18180             44100
Tellabs Inc.                   COM              879664100     1738   182550 SH       SOLE                    49000            133550
Texas Instruments              COM              882508104     2686    73420 SH       SOLE                    21370             52050
The Travelers Companies Inc.   COM              89417E109     1570    31180 SH       SOLE                     9080             22100
Toll Brothers                  COM              889478103      848    42425 SH       SOLE                    12425             30000
United Technologies            COM              913017109     2469    30680 SH       SOLE                     9000             21680
Weatherford Int'l.             COM              G95089101     2425    36100 SH       SOLE                    11300             24800
Western Digital                COM              958102105     1723    68050 SH       SOLE                    23150             44900
Williams Companies             COM              969457100     2463    72310 SH       SOLE                    23260             49050
Zenith National Ins. Corp.     COM              989390109      224     5000 SH       SOLE                     5000